SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)	6 Months Ended
Dec. 31, 2018
Accounting Policies [Abstract]
Principles Of Consolidation and Basis Of Presentation [Policy Text Block]
Basis of Presentation

These unaudited interim condensed consolidated financial statements of the Company, its subsidiaries and VIE (collectively the “Group”) have been prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) for interim financial information using accounting policies that are consistent with those used in the preparation of the Group’s audited consolidated financial statements for the fiscal year ended June 30, 2018, except for the classification and presentation of restricted cash in the statement of cash flows and the accounting of revenue from contracts with customers. Accordingly, these unaudited interim condensed consolidated financial statements do not include all of the information and footnotes required by U.S. GAAP for annual financial statements.

In the opinion of the Company’s management, the accompanying unaudited interim condensed consolidated financial statements contain all normal recurring adjustments necessary to present fairly the financial position, operating results and cash flows of the Group for each of the periods presented. The results of operations for the six months period ended December 31, 2018 are not necessarily indicative of results to be expected for any other interim period or for the year ending June 30, 2019. The consolidated balance sheet as of June 30, 2018 was derived from the audited consolidated financial statements at that date but does not include all of the disclosures required by U.S. GAAP for annual financial statements. These unaudited condensed consolidated financial statements should be read in conjunction with the Company’s consolidated financial statements for the year ended June 30, 2018.

Consolidation, Policy [Policy Text Block]
Principles of Consolidation

The consolidated financial statements include the financial statements of the Company, its subsidiaries and a VIE. All inter-company transactions and balances between the Company, its subsidiaries, and the VIE are eliminated upon consolidation. The Company includes the results of operations of acquired businesses from the respective dates of acquisition.

Use of Estimates, Policy [Policy Text Block]
Use of estimates

The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Management evaluates estimates, including those related to the expected total costs of integrated contracts, expected gross margins of integrated solution contracts, allowance for doubtful accounts, fair values of share options, fair value of bifurcated derivative, fair value of the retained equity interest of a disposed subsidiary, warranties, valuation allowance of deferred tax assets and impairment of goodwill and other long-lived assets. Management bases the estimates on historical experience and on various other assumptions that are believed to be reasonable, the results of which form the basis for making judgments about the carrying values of assets and liabilities. Actual results could differ materially from those estimates.

Foreign Currency Transactions and Translations Policy [Policy Text Block]
Foreign currency translations and transactions

The Company’s functional currency is the United States dollars (“US dollars” or “$”); whereas the Company’s subsidiaries and VIE use the primary currency of the economic environment in which their operations are conducted as their functional currency. According to the criteria of ASC Topic 830 (“ASC 830”),
Foreign Currency Matters
the Company uses the US dollars as its reporting currency.

The Company translates its assets and liabilities into US dollars using the rate of exchange prevailing at the balance sheet date, and the statements of comprehensive income are translated at average rates during the reporting period. Adjustments resulting from the translation of financial statements from the functional currency into US dollars are recorded in stockholders’ equity as part of accumulated other comprehensive loss.

Transactions denominated in foreign currencies are measured into the functional currency at the exchange rates prevailing on the transaction dates. Foreign currency denominated financial assets and liabilities are re-measured at the exchange rates prevailing at the balance sheet date. Exchange gains and losses are included in earnings in the statement of comprehensive income for the reporting period, except for those arising from intercompany transactions that are of investment nature, which are recorded as translation adjustments in other comprehensive income.

Business Combinations Policy [Policy Text Block]
Business combinations

The Company accounts for its business combinations using the purchase method of accounting in accordance with ASC Topic 805(“ASC 805”),
Business Combinations
. The purchase method of accounting requires that the consideration transferred to be allocated to the assets, including separately identifiable assets and liabilities the Company acquired based on their estimated fair values. The consideration transferred of an acquisition is measured as the aggregate of the fair values at the date of exchange of the assets given, liabilities incurred, and equity instruments issued as well as the contingent considerations and all contractual contingencies as of the acquisition date. Identifiable assets, liabilities and contingent liabilities acquired or assumed are measured separately at their fair value as of the acquisition date, irrespective of the extent of any non-controlling interests. The excess of (i) the total cost of the acquisition, fair value of the non-controlling interests and acquisition date fair value of any previously held equity interest in the acquiree over (ii) the fair value of the identifiable net assets of the acquiree, is recorded as goodwill. If the cost of acquisition is less than the fair value of the net assets of the subsidiary acquired, the difference is recognized as income in the statement of comprehensive income.

The determination and allocation of fair values to the identifiable assets acquired, liabilities assumed and non-controlling interests is based on various assumptions and valuation methodologies requiring considerable management judgment. The most significant variables in these valuations are discount rates, terminal values, as well as the assumptions and estimates used to determine the cash inflows and outflows. The Company determines discount rates to be used based on the risk inherent in the related activity’s current business model and industry comparisons. Terminal values are based on the expected life of assets and forecasted cash flows over that period.

Acquisition-related costs are recognized as general and administrative expenses in the statements of comprehensive income as incurred.

Cash and Cash Equivalents, Policy [Policy Text Block]
Cash and cash equivalents

Cash and cash equivalents consist of cash on hand and bank deposits, which are unrestricted as to withdrawal and use. All highly liquid investments that are readily convertible to known amounts of cash with original stated maturities of three months or less are classified as cash equivalents.

Time Deposits With Original Maturities Over Three Months [Policy Text Block]
Time deposits with original maturities over three months

Time deposits with original maturities over three months consist of deposits placed with financial institutions with original maturity terms from four months to one year. As of December 31, 2018, $149,391, $3,589, and $1,426 of time deposits with original maturities over three months were placed in financial institutions in the PRC, Singapore, and Malaysia, respectively. As of June 30, 2018, $133,723, $4,249, and $1,461 of time deposits with original maturities over three months were placed in financial institutions in the PRC, Singapore, and Malaysia, respectively.

Cash and Cash Equivalents, Restricted Cash and Cash Equivalents, Policy [Policy Text Block]
Restricted cash

Restricted cash mainly consists of the cash deposited in banks pledged for performance guarantees, or bank loans. These cash balances are not available for use until these guarantees are expired or cancelled, or the loans are repaid.

Revenue Recognition, Policy [Policy Text Block]
Revenue recognition

Integrated solutions contracts

Revenues generated from designing, building, and delivering customized integrated industrial automation systems are recognized over the contractual terms based on the percentage of completion method. The contracts for designing, building, and delivering customized integrated industrial automation systems are legally enforceable and binding agreements between the Company and customers. The duration of the contracts depends on the contract size and ranges from six months to five years excluding the warranty period. The majority of the contract have a duration is longer than one year.

Revenue generated from mechanical and electrical solution contracts for the construction or renovation of buildings, rail or infrastructure facilities are also recognized over the contractual terms based on the percentage of completion method. The contracts for mechanical and electrical solution are legally enforceable and binding agreements between the Company and customers. The duration of the contracts depends on the contract size and the complexity of the construction work and ranges from six months to three years excluding the warranty period. The majority of the contract have a duration longer than one year.

In accordance with ASC Topic 606 (“ASC 606”),
Revenue
from Contracts with Customers
, recognition is based on an estimate of the income earned to date, less income recognized in earlier periods. Extent of progress toward completion is measured using the cost-to-cost method where the progress (the percentage complete) is determined by dividing costs incurred to date by the total amount of costs expected to be incurred for the integrated solutions contract. Revisions in the estimated total costs of integrated solutions contracts are made in the period in which the circumstances requiring the revision become known. Provisions, if any, are made in the period when anticipated losses become evident on uncompleted contracts.

The Company reviews and updates the estimated total costs of integrated solutions contracts at least annually. The Company accounts for revisions to contract revenue and estimated total costs of integrated solution contracts, including the impact due to approved change orders, in the period in which the facts that cause the revision become known as changes in estimates. Unapproved change orders are considered claims. Claims are recognized only when it has been awarded by customers. Excluding the impact of change orders, if the estimated total costs of integrated solution contracts, which was revised during the six months ended December 31, 2017 and 2018, had been used as a basis of recognition of integrated contract revenue since the contract commencement, net income for the six months ended December 31, 2017 and 2018 would have been decreased by $5,741 and increased by $925, respectively; basic net income per share and diluted net income per share for six months ended December 31, 2017 and 2018 would have been decreased by $0.09 and increased by $0.02, respectively; and diluted net income per share for six months ended December 31, 2017 and 2018 would have been decreased by $0.09 and increased by $0.02, respectively.

The Company combines a group of contracts as one project if they are closely related and are, in substance, part of a single project with an overall profit margin. The Company segments a contract into several projects, when they are of different business substance, for example, with different business negotiation, solutions, implementation plans and margins.

The Company generally recognizes 100%
o
f the contractual revenue when the customer acceptance has been obtained and no further major costs are estimated to be incurred, and normally this is also when the warranty period commences. Value-added tax collected by the Company is excluded from revenue.

Product sales

Revenue generated from sales of products is recognized when control of promised goods is transferred to the Company’s customers in an amount of consideration to which an entity expects to be entitled to in exchange for those goods. Value-added tax collected by the Company is excluded from revenue.

Services rendered

The Company mainly provides two types of services:

Revenue from one-off services: the Company provides different types of one-off services, including on-site maintenance service and training services which are generally completed onsite at the customers’ premises. Revenue is recognized over time by using the cost-to-cost method to measure the progress towards the completion of the performance obligation as the customer simultaneously receives and consumes the benefits from the services rendered by the Company. Value-added tax collected by the Company is excluded from revenue.

Revenue from services covering a period of time: the Company also separately sells extended warranties to their integrated solution customers for a fixed period. Such arrangements are negotiated separately from the corresponding integrated solution system and are usually entered into upon the expiration of the warranty period attached to the integrated solution contract. During the extended warranty period, the Company is responsible for addressing issues related to the system. Part replacement is not covered in such services. The Company uses time elapsed to measure the progress toward complete satisfaction of the performance obligation and recognizes revenue ratably over the contractual term. Value-added tax collected by the Company is excluded from revenue.

Disaggregation of revenues

The Company assesses revenues based upon the nature or type of goods or services it provides and the geographic location of the related businesses. The geographic locations are consistent with the reportable segments. For more information on the reportable segments, see Note 13, “Segment Reporting”. The following tables present disaggregated revenue information:

	Six months ended December 31, 2018
	(Unaudited)
	PRC	Non-PRC	Total
Integrated contract revenue	$180,940	52,393	233,333
Product sales	12,802	1,155	13,957
One-off services	18,486	20,892	39,378
Services covering a period of time	1,514	-	1,514
Total	$213,742	74,440	288,182

Contract assets

In providing integrated solutions contracts and one-off services, revenue in excess of billings on the contracts is recorded as costs and estimated earnings in excess of billings.

Contract liabilities

Performance of the integrated solutions contracts will often extend over long periods and the Company’s right to receive payments depends on its performance in accordance with the contractual terms. There are different billing practices in the PRC, overseas operating subsidiaries and the VIE (Concord and Bond Groups). For the Company’s PRC subsidiaries, billings are issued based on milestones specified in the contracts negotiated with customers. In general, there are four milestones: 1) project commencement, 2) system manufacturing and delivery, 3) installation, trial-run and customer acceptance, and 4) end of the warranty period. The amounts to be billed at each milestone are specified in the contract. All contracts have the first milestone, but not all contracts require prepayments. The length of each interval between two continuous billings under an integrated contract varies depending on the duration of the contract (under certain contracts, the interval lasts more than a year) and the last billing to be issued for an integrated solution contract is scheduled at the end of a warranty period. For Concord and Bond Groups, billing claims rendered are subject to the further approval and certification of the customers or their designated consultants. Payments are made to Concord or Bond Groups based on the certified billings according to the payment terms mutually agreed between the customers and Concord or Bond Groups. Certain amounts are retained by the customer and payable to Concord and Bond Groups upon satisfaction of final quality inspection or at the end of the warranty period. The Company also receives prepayments for product sale and service contracts for goods or services to be provided in the future. Prepayments received are recorded as deferred revenue. Deferred revenue is recognized as revenue based on the progress of integrated solutions contracts and one-off services measured by using the cost-to-cost method, the time elapsed for services covering a period of time or the delivery upon goods. The Company recognized revenue of
$43,624
 for the six months ended December 31, 2018, that was previously deferred and included in the contract liability at the beginning of the period. No other factors materially impacted the change in the contract liability balance.

Accounts Receivable and Cost and Estimated Earnings In Excess Of Billings [Policy Text Block]
Accounts receivable and costs and estimated earnings in excess of billings

The carrying value of the Company’s accounts receivable and costs and estimated earnings in excess of billings, net of the allowance for doubtful accounts, represents their estimated net realizable value. An allowance for doubtful accounts is recognized when it is probable that the Company will not collect the amount and is written off in the period when deemed uncollectible. The Company periodically reviews the status of contracts and decides how much of an allowance for doubtful accounts should be made based on factors surrounding the credit risk of customers and historical experience. The Company does not require collateral from its customers and does not charge interest for late payments by its customers.

Inventory, Policy [Policy Text Block]
Inventories

Inventories are composed of raw materials, work in progress, purchased and manufactured finished goods and low value consumables. Inventories are stated at the lower of cost and net realizable value. Cost of integrated contracts and costs of products sold are accounted for using the weighted average cost method as inventory costing method.

The Company assesses the lower of cost and net realizable value for non-saleable, excess or obsolete inventories based on its periodic review of inventory quantities on hand and the latest forecasts of product demand and production requirements from its customers. The Company writes down inventories for non-saleable, excess or obsolete raw materials, work-in-process and finished goods by charging such write-downs to cost of integrated contracts and/or costs of products sold.

Standard Product Warranty, Policy [Policy Text Block]
Warranties

Warranties represent a major term under an integrated contract, which will last, in general, for one to three years or otherwise specified in the terms of the contract. The Company accrues warranty liabilities under an integrated contract as a percentage of revenue recognized, which is derived from its historical experience, in order to recognize the warranty cost for an integrated contract throughout the contract period.

Property, Plant and Equipment, Policy [Policy Text Block]
Property, plant and equipment, net

Property, plant and equipment, other than construction in progress, are recorded at cost and are stated net of accumulated depreciation and impairment, if any. Depreciation expense is determined using the straight-line method over the estimated useful lives of the assets as follows:

Buildings	30 - 50 years
Machinery	5 - 10 years
Software	3 - 5 years
Vehicles	5 - 6 years
Electronic and other equipment	3 - 10 years

Construction in progress represents uncompleted construction work of certain facilities which, upon completion, management intends to hold for production purposes. In addition to costs under construction contracts, other costs directly related to the construction of such facilities, including duty and tariff, equipment installation and shipping costs, and borrowing costs are capitalized. Depreciation commences when the asset is placed in service.

Maintenance and repairs are charged directly to expenses as incurred, whereas betterment and renewals are capitalized in their respective accounts. When an item is retired or otherwise disposed of, the cost and applicable accumulated depreciation are removed and the resulting gain or loss is recognized for the reporting period.

Lease, Policy [Policy Text Block]
Prepaid land leases, net

Prepaid land lease payments, for the land use right of three parcels of land in the PRC, three parcels of leasehold land in Malaysia and one parcel of leasehold land in Singapore, are initially stated at cost and are subsequently amortized on a straight-line basis over the lease terms of 49 to 88 years.

Intangible Assets, Finite-Lived, Policy [Policy Text Block]
Intangible assets, net

Intangible assets are carried at cost less accumulated amortization and any impairment. Intangible assets acquired in a business combination are recognized initially at fair value at the date of acquisition. Intangible assets, except for which are estimated to have an indefinite useful life, are amortized using a straight-line method. Intangible assets estimated to have an indefinite useful life are not amortized but tested for impairment annually or more frequently when indicators of impairment exist.

The estimated useful lives for the intangible assets are as follows:

Category	Estimated useful life

Customer relationship	57 - 60 months
Order backlog	21 - 33 months
Patents and copyrights	60 - 120 months

Residual values are considered nil.

Income Tax, Policy [Policy Text Block]
Income taxes

The Company follows the liability method of accounting for income taxes. Under this method, deferred tax assets and liabilities are determined based on the differences between the financial reporting and tax bases of assets and liabilities using enacted tax rates that will be in effect in the period in which the differences are expected to reverse. The Company records a valuation allowance to offset deferred tax assets if based on the weight of available evidence, it is more-likely-than-not that some portion, or all, of the deferred tax assets will not be realized. The effect on deferred taxes of a change in tax rate is recognized in tax expense in the period that includes the enactment date of the change in tax rate.

The Company adopted ASC Topic 740 (“ASC 740”),
Income Taxes,
which clarifies the accounting and disclosure for uncertainty in income taxes. Interests and penalties arising from underpayment of income taxes shall be computed in accordance with the related tax laws.

Segment Reporting, Policy [Policy Text Block]
Segment reporting

In accordance with ASC Topic 280 (“ASC 280”),
Segment reporting
segment reporting is determined based on how the Company’s chief operating decision maker (“CODM”) review operating results to make decisions about allocating resources and assessing performance of the Company. According to management’s approach, the Company organizes its internal financial reporting structure based on its main product and service offerings. The Company operates in three principal business segments, namely industrial automation (“IA”), rail transportation (“Rail”) and mechanical and electrical solutions (“M&E”). The Company does not allocate any assets to the three segments as management does not use the information to measure the performance of the reportable segments.

Equity and Cost Method Investments, Policy [Policy Text Block]
Investments in cost and equity investees

On July 1, 2018, the Company adopted Accounting Standards Update (“ASU”) 2016-01(“ASU 2016-01”),
Financial Instruments—Overall (Subtopic 825-10)).
 The Company measures equity investments (except those accounted for under the equity method, those that result in consolidation of the investee and certain other investments) at fair value and recognizes any changes in fair value in net income. However, for equity investments that do not have readily determinable fair values and do not qualify for the existing practical expedient in ASC 820 to estimate fair value using the net asset value per share (or its equivalent) of the investment, the Company chose to measure those investments at cost, less any impairment, plus or minus changes resulting from observable price changes in orderly transactions for the identical or a similar investment of the same issuer. At each reporting date, the Company is required to make a qualitative assessment as to whether equity investments without a readily determinable fair value for which the measurement alternative is elected is impaired. In the event that a qualitative assessment indicates that the investment is impaired and the fair value of the investment is less than the carrying value, as determined by the alternative, the carrying value will be written down to its fair value. A variety of factors are considered when determining if a decline in fair value below carrying value, including, among others, the financial condition and prospects of the investee.

The Company accounts for its equity investments under the equity method when the Company has rights and ability to exercise significant influence over the investees.
 The investments in entities over which the Company has the ability to exercise significant influence are accounted for using the equity method. Significant influence is generally considered to exist when the Company has an ownership interest in the voting stock of the investee between 20% and 50%. Other factors, such as representation on the investee’s board of directors and the impact of commercial arrangements, are also considered in determining whether the equity method of accounting is appropriate.

Under the equity method, original investments are recorded at cost and adjusted by the Company’s share of undistributed earnings or losses of these entities, by the amortization of any basis difference between the amount of the Company’s investment and its share of the net assets of the investee, and by dividend distributions or subsequent investments. Unrealized inter-company profits and losses related to equity investees are eliminated. An impairment charge, being the difference between the carrying amount and the fair value of the equity investee, is recognized in the consolidated statements of comprehensive income when the decline in value is considered other than temporary.

There was no impairment loss on investments in cost or equity investees for the six months ended December 31, 2017 and 2018, respectively.

Earnings Per Share, Policy [Policy Text Block]
Income per share

Income per share is computed in accordance with ASC Topic 260 (“ASC 260”),
Earnings per Share
. Basic income per ordinary share is computed by dividing income attributable to holders of ordinary shares by the weighted average number of ordinary shares outstanding during the period. Diluted income per ordinary share reflects the potential dilution that could occur if securities or other contracts to issue ordinary shares were exercised or converted into ordinary shares.

Fair Value Measurement, Policy [Policy Text Block]
Fair value measurements

The Company has adopted ASC Topic 820 (“ASC 820”),
Fair Value Measurements and Disclosures
 which defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements. It does not require any new fair value measurements, but provides guidance on how to measure fair value by providing a fair value hierarchy used to classify the source of the information. It establishes a three-level valuation hierarchy of valuation techniques based on observable and unobservable inputs, which may be used to measure fair value and include the following:

Level 1	-	Quoted prices in active markets for identical assets or liabilities.
Level 2	-
Inputs other than Level 1 that are observable, either directly or indirectly, such as quoted prices for similar assets or liabilities; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities.

Level 3	-	Unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities.

Classification within the hierarchy is determined based on the lowest level of input that is significant to the fair value measurement.

ASC 820 describes three main approaches to measuring the fair value of assets and liabilities: (1) market approach; (2) income approach and (3) cost approach. The market approach uses prices and other relevant information generated from market transactions involving identical or comparable assets or liabilities. The income approach uses valuation techniques to convert future amounts to a single present value amount. The measurement is based on the value indicated by current market expectations about those future amounts. The cost approach is based on the amount that would currently be required to replace an asset.

New Accounting Pronouncements, Policy [Policy Text Block]
Recent accounting pronouncements

Standards Effective in Future Years

In February 2016, the Financial Accounting Standards Board (“FASB”) issued ASU No. 2016-02 (“ASU 2016-02”),
Leases
. ASU
2016-02 specifies the accounting for leases. For operating leases, ASU 2016-02 requires a lessee to recognize a right-of-use asset and a lease liability, initially measured at the present value of the lease payments, in its balance sheet. The standard also requires a lessee to recognize a single lease cost, calculated so that the cost of the lease is allocated over the lease term, on a generally straight-line basis. The new leases standard is effective for public companies for annual reporting periods, and interim periods within those years beginning after December 15, 2018. Early adoption is permitted.
In July 2018, the FASB issued ASU No. 2018-11,
Leases (Topic
842)
, Targeted Improvements
, which provides entities with an additional transition method to adopt the new leases standard. The guidance can be applied using a modified retrospective approach either (a) at the beginning of the earliest period presented or (b) at the adoption date with a cumulative-effect adjustment to the opening balance of retained earnings in the period of adoption. The amendments also provide lessors with a practical expedient to not separate non-lease components from the associated lease component if certain conditions are met. The Company plans to adopt this standard on July 1, 2019. The Company has initiated a project plan and established a cross-functional implementation team to adopt and apply the new standard including assessing all of its lease arrangements. The Company is currently in the process of identifying and implementing necessary changes to accounting policies, processes, controls and systems to enable compliance with this new standard. The Company will continue to evaluate the impact that the adoption will have on
its consolidated financial statements.

In June 2016, the FASB issued ASU No. 2016-13,
Measurement of Credit Losses on Financial Instruments
. The guidance requires to present assets held at amortized cost and available for sale debt securities net of the amount expected to be collected. The guidance requires the measurement of expected credit losses to be based on relevant information from past events, including historical experiences, current conditions and reasonable and supportable forecasts that affect collectability. The guidance will be effective for fiscal years and interim periods beginning after December 15, 2019 and early adoption is permitted for fiscal years beginning after December 15, 2018, including interim periods within those fiscal years. Different components of the guidance require modified retrospective or prospective adoption.
 In November 2018, the FASB issued ASU No. 2018-19,
Codification Improvements to Topic 326, Financial Instruments—Credit Losses
, which clarifies that receivables arising from operating leases should be accounted for in accordance with ASC Topic 842,
Leases
instead of ASC Subtopic 326-20.
The Company is currently evaluating this guidance and the impact on its consolidated financial statements.

In January 2017, the FASB issued ASU No. 2017-04(“ASU 2017-04”),
Intangibles – Goodwill and Other (Topic 350): Simplifying the Test for Goodwill Impairment
. ASU 2017-04 eliminates the requirement to calculate the implied fair value of goodwill to measure a goodwill impairment charge. Instead, entities will record an impairment charge based on the excess of a reporting unit’s carrying amount over its fair value. This standard is effective for the annual or any interim goodwill impairment tests beginning after December 15, 2019. Early adoption is permitted. The Company is currently evaluating the effect that this guidance will have on its consolidated financial statements.

In August 2018, the FASB issued ASU No. 2018-13,
Fair Value Measurement (Topic
820)
, Disclosure Framework — Changes to the Disclosure Requirements
for Fair Value Measurement
. The guidance modifies and enhances the disclosure requirements for fair value measurements. This update is effective in fiscal years, including interim periods, beginning after December 15, 2019, and early adoption is permitted. The Company is currently evaluating this guidance and the impact on its consolidated financial statements.

Recently Adopted Standards

In May 2014, the FASB issued ASU 2014-09,
Revenue from Contracts with Customers
, (“ASU 2014-09”). ASU 2014-09 provides a single comprehensive model for entities to use in accounting for revenue arising from contracts with customers and supersedes most current revenue recognition guidance, including industry-specific guidance. ASU 2014-09 requires an entity to recognize revenue when it transfers promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services.

The Company adopted the new revenue standard on July 1, 2018 using the modified retrospective approach, which requires the recognition of a cumulative-effect adjustment to retained earnings as of the date of adoption, and applied the adoption only to contracts not completed as of July 1, 2018.

The Company’s one-off service revenues were previously recognized based on the completed contract method, when the Company had completed all the respective service deliverables in the contracts. Under the new revenue standard, the Company recognizes revenue over time for such contracts by using the cost-to-cost method to measure the progress towards the completion of the performance obligation as the customer simultaneously receives and consumes the benefits from the services rendered by the Company. Revenue from such service contracts is generally recognized earlier under the new revenue standard.

The effect of adopting ASC 606 as of July 1, 2018 was, as follows:

	As of July 1, 2018
	As previously reported	Balances under New Revenue Standard 606	Effect of change higher/ (lower)
		(Unaudited)

Consolidated balance sheet
Costs and estimated earnings in excess of billings, net of allowance for doubtful accounts	$161,012	$202,098	$41,086
Inventories	58,074	43,314	(14,760)
Other tax payables	7,801	12,738	4,937
Retained earnings	578,079	599,468	21,389

The effect of adopting ASC 606 for the current period was as follows:

	Six Months Ended December 31, 2018
	Balances under New Revenue Standard (As reported)	Balances under previous basis	Effect of change higher/ (lower)
	(Unaudited)
Consolidated statement of comprehensive income
Revenue from services	$40,892	$25,780	$15,112
Costs of services rendered	14,467	9,053	5,414
Net income attributable to Hollysys Automation Technologies Ltd.	72,036	62,338	9,698
Net income per ordinary share:
Basic	1.19	1.03	0.16
Diluted	1.18	1.02	0.16

	As at December 31, 2018
	Balances under New Revenue Standard (As reported)	Balances under previous basis	Effect of change higher/ (lower)
	(Unaudited)
Consolidated balance sheet
Accounts receivable, net of allowance for doubtful accounts	$272,008	$271,048	$960
Costs and estimated earnings in excess of billings, net of allowance for doubtful accounts	221,581	166,946	54,635
Inventories	35,568	55,266	(19,698)
Deferred revenue	141,365	142,863	(1,498)
Other tax payables	6,054	(962)	7,016
Deferred tax liabilities	12,083	7,486	4,597
Income tax payable	3,668	8,265	(4,597)
Retained earning	659,714	628,627	31,087
Accumulated other comprehensive income	(31,666)	(30,958)	(708)

As of December 31, 2018, the Company’s backlog relating to unsatisfied (or partially unsatisfied) performance obligation in contracts with its customers was $590.1 million. The Company expects to recognize the majority of its remaining performance obligations as revenue within the next three years.

In January 2016, the FASB issued ASU No. 2016-01,
Financial Instruments—Overall (Subtopic 825-10) (“ASU 2016-01”)
. The amendments require all equity investments to be measured at fair value with changes in the fair value recognized through net income (other than those accounted for under equity method of accounting or those that result in consolidation of the investee). The amendments also require an entity to present separately in other comprehensive income the portion of the total change in the fair value of a liability resulting from a change in the instruments-specific credit risk when the entity has elected to measure the liability at fair value in accordance with the fair value option for financial instruments. The Company adopted this guidance on July 1, 2018 and chose to measure its cost method investments which do not have readily determinable fair values at cost minus impairment, if any, plus or minus changes resulting from observable price changes in orderly transactions for the identical or a similar investment of the same issuer.

As of December 31, 2018, the carrying amount of investments without readily determinable fair values for which the measurement alternative was elected was $4,785. For the six months ended December 31, 2018, there were no observable price changes in orderly transactions for the identical or a similar investment of the same issuer from the investments.

In November 2016, the FASB issued ASU 2016-18,
Statement of Cash Flows (Topic
230)
: Restricted Cash (a consensus of the FASB Emerging Issues Task Force) (“
ASU
2016
-
18
”)
. ASU 2016-18 requires amounts generally described as restricted cash and restricted cash equivalents to be included with cash and cash equivalents when reconciling the total beginning and ending amounts for the periods shown on the statement of cash flows.
As a result of adopting this guidance, net cash provided by operating activities and effect of foreign exchange rate changes for the six months ended June 30, 2017, as presented in the unaudited condensed consolidated statements of cash flows, decreased by $5,135 and increased by $1,526, respectively.